UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5161

DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	8/31/05

FORM N-Q
Item 1. Schedule of Investments.
8-05 SOI
Dreyfus New York Tax Exempt Intermediate Bond Fund
Statement of Investments
August 31, 2005 (Unaudited)
	Principal
Long-Term Municipal Investments--97.4%	Amount ($)	Value ($)

New York--90.9%

Battery Park City Authority, Senior Revenue
5.25%, 11/1/2015	4,350,000	4,890,748

Buffalo:
5%, 12/1/2012 (Insured; FGIC)	1,800,000	1,961,892
5.125%, 12/1/2014 (Insured; FGIC)	2,820,000	3,086,687

Buffalo Fiscal Stability Authority,
Sales Tax and State Aid Secured Bonds
5%, 9/1/2019 (Insured; MBIA)	1,985,000	2,180,781

Cattaraugus County Industrial Development Agency,
Civic Facility Revenue
(Saint Bonaventure University Project):
5%, 9/15/2009	745,000	774,711
5%, 9/15/2009	1,055,000	1,097,073
5%, 9/15/2010	740,000	769,578
5%, 9/15/2010	1,110,000	1,154,367
5%, 9/15/2011	825,000	854,370
5%, 9/15/2011	1,160,000	1,201,296
5%, 9/15/2012	1,225,000	1,262,571

City School District of the City of Niagara Falls,
COP (High School Facility):
5.625%, 6/15/2013 (Insured; MBIA)	2,045,000	2,356,515
5%, 6/15/2019 (Insured; FSA)	3,250,000	3,534,278

Dutchess County Industrial Development
Agency, IDR (IBM Project)
5.45%, 12/1/2009	5,000,000	5,395,800

Erie County, Public Improvement
5.25%, 4/1/2018 (Insured; MBIA)	2,000,000	2,222,240

Grand Central District Management
Association, Inc. (Capital Improvement-
Business Improvement)

8-05 SOI
4%, 1/1/2008	1,100,000		1,121,956

Hempstead Town Industrial
Development Agency:
Civil Facility Revenue (Hofstra University
Civic Facility)
5.25%, 7/1/2018	1,730,000		1,866,255
RRR (American Ref Fuel Project)
5%, 12/1/2010	5,000,000		5,243,800

Huntington Housing Authority,
Senior Housing Facility Revenue
(Gurwin Jewish Senior Residences)
5.50%, 5/1/2009	1,475,000		1,509,087

Long Island Power Authority,
Electric System General Revenue:
5.50%, 12/1/2011 (Insured; AMBAC)	5,000,000		5,595,400
5.25%, 12/1/2014	2,640,000		2,946,530
5.25%, 12/1/2014 (Insured; MBIA)	2,700,000		3,047,247

Metropolitan Transportation Authority:
Dedicated Tax Fund
5%, 11/15/2009 (Insured; FSA)	1,400,000		1,501,486
Transit Revenue:
5.125%, 1/1/2012 (Insured; FSA)	1,830,000	a	2,022,150
5.125%, 7/1/2012 (Insured; FSA)	3,820,000	a	4,244,440

Nassau County, General Improvement:
5.10%, 11/1/2011 (Insured; AMBAC)	3,725,000	a	3,968,354
5.75%, 3/1/2013 (Insured; FSA)	4,955,000	a	5,489,843

Nassau County Health Care Corp.,
Health System Revenue
6%, 8/1/2009 (Insured; FSA)	4,000,000	a	4,510,600

New York City:
5.25%, 8/1/2008	3,645,000		3,867,600
5.25%, 8/1/2017	2,295,000		2,521,838
5.25%, 10/15/2019	5,000,000		5,431,350
5.25%, 10/15/2019 (Insured; FSA)	1,450,000		1,616,054
5%, 4/1/2020	3,500,000		3,751,755
5%, 8/1/2020	2,000,000		2,147,920

New York City Health and Hospital Corp.,

8-05 SOI
Health System Revenue
5.25%, 2/15/2017	1,550,000		1,615,487

New York City Housing Development Corp.,
Capital Fund Program Revenue
(New York City Housing Authority Program)
5%, 7/1/2016 (Insured; FGIC)	4,000,000		4,419,960

New York City Industrial Development Agency,
Civic Facility Revenue:
(College of Aeronautics Project):
5.10%, 5/1/2008	500,000		515,990
5.25%, 5/1/2010	555,000		582,989
5.30%, 5/1/2011	585,000		612,951
(United Jewish Appeal Federation Project):
5%, 7/1/2012	1,460,000		1,599,912
5.25%, 7/1/2015	1,640,000		1,835,209
5.25%, 7/1/2016	1,780,000		1,985,056

New York City Municipal Water Finance
Authority, Water and Sewer System Revenue
5.375%, 6/15/2016	1,500,000		1,667,130

New York City Transit Authority,
Metropolitan Transportation Authority,
Triborough Bridge and Tunnel Authority, COP
5.625%, 1/1/2013 (Insured; AMBAC)	2,675,000		2,954,725

New York City Transitional Finance Authority, Revenue:
5.25%, 11/1/2011 (Insured; MBIA)	2,260,000		2,501,978
(Future Tax Secured):
5.25%, 5/15/2009	3,000,000	a	3,266,190
5.75%, 2/15/2010	2,115,000	a	2,367,319
5.25%, 8/1/2011 (Insured; FSA)	2,000,000		2,208,020
5.75%, 2/15/2014	2,885,000		3,206,360

New York State Dormitory Authority, Revenue:
(Carmel Richmond Nursing Home)
5%, 7/1/2015 (LOC; Allied Irish Bank PLC)	2,000,000		2,104,640
(Catholic Health - Long Island Obligation Group):
5%, 7/1/2010	1,370,000		1,452,145
5%, 7/1/2011	1,585,000		1,685,299
(City University):
5.75%, 7/1/2013 (Insured; AMBAC)	3,000,000		3,428,100
5.75%, 7/1/2016 (Insured; FGIC)	2,000,000		2,223,300

8-05 SOI
(Columbia University):
5.375%, 7/1/2013	1,000,000		1,121,420
5%, 7/1/2014	4,500,000		5,032,440
(Department of Health)
6%, 7/1/2006	2,350,000		2,408,163
(FIT Student Housing Corp.)
5.25%, 7/1/2016 (Insured; FGIC)	3,755,000		4,200,456
Hospital Insured Mortgage
5%, 8/15/2009 (Insured; FSA)	4,000,000		4,257,040
Lease (Court Facilities - Westchester County)
5%, 8/1/2010	5,570,000		5,940,015
(Lenox Hill Hospital Obligation Group):
5.75%, 7/1/2012	1,785,000		1,963,571
5.75%, 7/1/2013	1,000,000		1,095,390
(Manhattan College):
5.50%, 7/1/2012 (Insured; Radian)	1,450,000		1,612,371
5.50%, 7/1/2013 (Insured; Radian)	2,605,000		2,882,172
(Mental Health Services Facilities Improvement):
6%, 8/15/2006	10,000		10,301
5.25%, 2/15/2014	2,305,000	a	2,588,123
5.25%, 2/15/2018	445,000		487,070
(Mount Sinai NYU Health Obligated Group):
5%, 7/11/2011	1,000,000		1,021,640
5%, 7/11/2013	1,000,000		1,016,830
(Municipal Health Facilities Improvement Program)
5.50%, 1/15/2013 (Insured; FSA)	1,350,000		1,493,869
(New York Methodist Hospital):
5.25%, 7/1/2018	750,000		814,200
5.25%, 7/1/2019	1,395,000		1,511,190
(New York University)
5%, 7/1/2009 (Insured; MBIA)	3,070,000		3,282,045
(North Shore Long Island Jewish Group)
5%, 5/1/2018	3,280,000		3,433,865
(NYSARC Inc.)
5%, 7/1/2012 (Insured; FSA)	1,100,000		1,208,922
(Park Ridge Housing Inc.)
6.125%, 8/1/2015 (Collateralized; FNMA)	2,875,000		3,145,078
(Rivington House):
4.50%, 11/1/2006 (Collateralized; SONYMA)	1,190,000		1,210,706
5.25%, 11/1/2012 (Collateralized; SONYMA)	1,000,000		1,107,690
(Saint Barnabas)
5.25%, 8/1/2015 (Insured; AMBAC)	2,135,000		2,326,018
(Schools Program):
5.25%, 7/1/2010 (Insured; MBIA)	1,670,000		1,810,764
5.25%, 7/1/2011	1,435,000		1,537,646

8-05 SOI
Secured Hospital
(Interfaith Medical Center)
5.375%, 2/15/2012 (Insured; MBIA)	3,340,000		3,552,023
(South Nassau Communities Hospital):
5%, 7/1/2008	1,490,000		1,551,552
5.25%, 7/1/2010	1,465,000		1,562,247
State Personal Income Tax
(Education) 5.375%, 3/15/2013	5,000,000	a	5,661,350
(State Service Contract - Albany County):
5.25%, 4/1/2008	1,210,000	a	1,291,953
5.10%, 4/1/2010	2,310,000		2,437,859
(State University Educational Facility)
5.25%, 5/15/2013 (Insured; FGIC)	2,500,000		2,800,825
(Upstate Community Colleges)
5.25%, 7/1/2018	2,000,000		2,189,840

New York State Environmental Facilities Corp.:
Revenue (Personal Income Tax)
5.375%, 1/1/2015 (Insured; FGIC)	1,000,000		1,116,870
SWDR (Waste Management Inc. Project)
4.45%, 7/1/2009	2,000,000		2,041,580

New York State Housing Finance Agency, Revenue:
(Service Contract Obligation)
5.25%, 3/15/2011	3,465,000		3,647,016
State Personal Income Tax
(Economic Development and Housing)
5%, 9/15/2020 (Insured; FGIC)	1,270,000		1,377,734

New York State Local Government
Assistance Corp.
5.25%, 4/1/2016 (Insured; MBIA)	1,480,000		1,670,343

New York State Power Authority, Revenue
5%, 11/15/2008	1,300,000		1,377,610

New York State Thruway Authority
(Highway and Bridge Trust Fund):
5.75%, 4/1/2010 (Insured; FGIC)	2,000,000	a	2,242,600
5.25%, 4/1/2012 (Insured; FSA)	3,500,000	a	3,904,075
5%, 4/1/2018 (Insured; AMBAC)	5,000,000	b	5,509,550

New York State Urban Development Corp.,
Corporate Purpose - Subordinated Lien
5.125%, 7/1/2018	4,550,000		4,950,491

8-05 SOI
Niagara County Industrial Development Agency,
SWDR (American Ref Fuel Co.)
5.625%, 11/15/2014	1,350,000	1,446,498

Orange County Industrial Development Agency,
Life Care Community Revenue
(The Glen Arden Inc. Project):
5.30%, 1/1/2006	250,000	249,730
5.35%, 1/1/2007	225,000	223,841

Port Authority of New York and New Jersey,
Special Obligation Revenue
(Special Project - JFK International Air Terminal 6):
6.25%, 12/1/2008 (Insured; MBIA)	2,885,000	3,130,052
6.25%, 12/1/2009 (Insured; MBIA)	1,200,000	1,326,792

Rensselaer Industrial Development Agency,
IDR (Albany International Corp.)
7.55%, 6/1/2007 (LOC; Fleet Trust Co.)	2,000,000	2,138,460

Sales Tax Asset Receivable Corp.,
Sales Tax Asset Revenue
5.25%, 10/15/2019 (Insured; MBIA)	4,000,000	4,477,800

Suffolk County Industrial Development Agency,
IDR (Nissequogue Cogen Partners Facility)
4.875%, 1/1/2008	1,315,000	1,346,060

Suffolk County Judicial Facilities Agency,
Service Agreement Revenue
(John P Cohalan Complex)
5%, 4/15/2016 (Insured; AMBAC)	2,720,000	2,929,794

34th Street Partnership Inc.,
34th Street Business Improvement District,
Capital Improvement
5%, 1/1/2018	1,200,000	1,299,336

Tobacco Settlement Financing Corp. of New York,
Asset Backed, Revenue:
4%, 6/1/2007	3,000,000	3,052,470
5%, 6/1/2011	1,000,000	1,016,060
5.50%, 6/1/2018	4,775,000	5,294,472
5.50%, 6/1/2021	3,000,000	3,323,490

8-05 SOI
Triborough Bridge and Tunnel Authority:
General Revenue
5%, 11/15/2020	4,000,000		4,307,680
Special Obligation
5.125%, 1/1/2014 (Insured; MBIA)	3,000,000	a	3,357,660

Westchester County Industrial
Development Agency, RRR:
Equity (Westchester Resco Co. Project)
5.50%, 7/1/2009	2,650,000		2,746,460
(Westchester Resco Co. Project)
5.125%, 7/1/2006 (Insured; AMBAC)	1,000,000		1,018,360

Westchester Tobacco Asset Securitization Corp.,
Tobacco Settlement Asset-Backed Bonds
4.50%, 6/1/2021	3,000,000		3,000,990

Yonkers, GO
5.25%, 12/1/2015 (Insured; AMBAC)	2,110,000	a	2,297,136

U.S. Related--6.5%

Children's Trust Fund of Puerto Rico,
Tobacco Settlement Revenue Asset Backed Bonds:
5.75%, 7/1/2010	2,000,000	a	2,229,920
5.75%, 7/1/2010	3,000,000	a	3,344,880

Puerto Rico Housing Finance Authority
(Capital Fund Program)
5%, 12/1/2013	5,195,000		5,702,084

Puerto Rico Public Buildings Authority
(Government Facilities):
4.50%, 7/1/2007	3,000,000		3,065,460
5%, 7/1/2012 (Insured; AMBAC)	2,000,000		2,190,380

Virgin Islands Water and Power Authority,
Electric System
5.125%, 7/1/2011 (Insured; Radian)	4,230,000		4,453,175

Total Long-Term Municipal Investments
(cost $300,719,943)			313,752,885

Short-Term Municipal Investments--4.2%

8-05 SOI
New York--3.2%

New York City:
2.30% (LOC; JPMorganChase Bank)	1,100,000	c	1,100,000
2.33% (Insured; FSA )	1,500,000	c	1,500,000

New York City Municipal Water Finance Authority,
Water and Sewer Systems Revenue:
2.30% (Insured; FGIC)	1,500,000	c	1,500,000
2.33% (Insured, FGIC)	5,800,000	c	5,800,000

New York City Transitional Finance Authority,
Revenue (NYC Recovery) 2.33%	500,000	c	500,000

U.S. Related--1.0%

Puerto Rico Government Development Bank, CP
3.55%, 1/26/2006	3,000,000		3,002,670

Total Short-Term Municipal Investments
(cost $13,400,000)			13,402,670

Total Investments (cost $314,119,943)	101.6%		327,155,555

Liabilities, Less Cash and Receivables	(1.6%)		(5,193,708)

Net Assets	100.0%		321,961,847

Notes to Statement of Investments:

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Purchased on a delayed delivery basis.
c Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Page 8

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	October 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	October 25, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	October 25, 2005

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)